Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions		Total		Common Stock [member]		Additional Paid-in Capital [member]		Accumulated Deficit [member]	Accumulated Other Comprehensive Loss [member]	Noncontrolling Interest [member]
Balance (shares) at Dec. 31, 2013	[1]			328,000,000
Balance at Dec. 31, 2013		$ 4,276		$ 3	[1]	$ 9,955	[1]	$ (5,331)	$ (264)	$ (87)
Share-based compensation		101				101
Net income		682						673		9
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment		(299)							(304)	5
Pension liability adjustment		(45)							(45)
Cash flow hedge adjustment		(9)							(9)
Other comprehensive income (loss)		(353)							(358)	5
Capital contribution		13				13
Equity contributions to consolidated variable interest entities		0				(34)			(6)	40
Distributions		(5)								(5)
Balance (shares) at Dec. 31, 2014	[1]			328,000,000
Balance at Dec. 31, 2014		4,714		$ 3	[1]	10,035	[1]	(4,658)	(628)	(38)
Share-based compensation, shares	[1]			1,000,000
Share-based compensation		115				115
Net income		1,416						1,404		12
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment		(134)							(134)
Pension liability adjustment		(15)							(15)
Cash flow hedge adjustment		(7)							(7)
Other comprehensive income (loss)		(156)							(156)
Dividends		(138)						(138)
Excess tax benefits on equity awards		8				8
Distributions		$ (8)								(8)
Balance (shares) at Dec. 31, 2015	[1]	329,152,787		329,000,000	[2]
Balance at Dec. 31, 2015		$ 5,951		$ 3	[1],[2]	10,158	[1],[2]	(3,392)	(784)	(34)
Share-based compensation, shares				0
Net income		310
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment		13
Pension liability adjustment		1
Cash flow hedge adjustment		(6)
Other comprehensive income (loss)		8
Dividends		(69)						(69)
Cumulative effect of the adoption of ASU 2015-02		5								5
Distributions		(2)								(2)
Balance (shares) at Mar. 31, 2016	[2]			329,000,000
Balance at Mar. 31, 2016		$ 6,205		$ 3	[2]	10,160	[2]	(3,152)	(774)	(32)
Balance (shares) at Dec. 31, 2015	[1]	329,152,787		329,000,000	[2]
Balance at Dec. 31, 2015		$ 5,951		$ 3	[1],[2]	10,158	[1],[2]	(3,392)	(784)	(34)
Share-based compensation		62				62
Net income		364						348		16
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment		(159)							(158)	(1)
Pension liability adjustment		(57)							(57)
Cash flow hedge adjustment		(2)							(2)
Other comprehensive income (loss)		(218)							(217)	(1)
Dividends		(279)						(279)
Cumulative effect of the adoption of ASU 2015-02		5								5
Deconsolidation of a variable interest entity		(4)								(4)
Distributions		$ (32)								(32)
Balance (shares) at Dec. 31, 2016	[1]	329,341,992	[3]	329,000,000	[2]
Balance at Dec. 31, 2016		$ 5,849		$ 3	[1],[2]	10,220	[1]	(3,323)	(1,001)	(50)
Share-based compensation, shares				2,000,000
Net income		75
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment		20
Pension liability adjustment		1
Cash flow hedge adjustment		(2)
Other comprehensive income (loss)		19
Dividends		(50)						(50)
Cumulative effect of the adoption of ASU 2015-02		0				1		(1)
Distributions		$ (1)								(1)
Balance (shares) at Mar. 31, 2017		329,628,890	[3]	330,000,000	[2]
Balance at Mar. 31, 2017		$ 1,596		$ 3	[2]	$ 10,214		$ (7,631)	$ (918)	$ (2)

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.
[2]	Adjusted to reflect the Reverse Stock Split. See Note 1: "Organization and Basis of Presentation" for additional information.
[3]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.